RELATED PARTY TRANSACTIONS - Management Agreements (Details)	12 Months Ended
Dec. 31, 2024 $ / usDollarPerNumberOfVessels
Frontline
Related Party Transaction [Line Items]
Management fee to be paid per annum	25,170